Pemberwick Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 63.5%	Par	Value
COMMUNICATIONS - 0.4%
Comcast Corp., 3.95%, 10/15/2025	$125,000	$123,070
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	300,000	292,474
Walt Disney Co.
3.70%, 10/15/2025	250,000	245,338
1.75%, 01/13/2026	300,000	284,748
		945,630
CONSUMER, CYCLICAL - 0.5%
PACCAR Financial Corp., 2.15%, 08/15/2024	300,000	298,726
Target Corp.
3.50%, 07/01/2024	250,000	250,000
2.25%, 04/15/2025	250,000	243,977
Toyota Motor Credit Corp.
3.65%, 08/18/2025	300,000	294,628
0.80%, 10/16/2025	300,000	283,717
		1,371,048
CONSUMER, NON-CYCLICAL - 1.2%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	300,000	282,417
3.20%, 06/15/2026	300,000	289,332
Brown-Forman Corp., 3.50%, 04/15/2025	300,000	295,607
Gilead Sciences, Inc., 3.50%, 02/01/2025	300,000	296,629
PepsiCo, Inc., 2.75%, 04/30/2025	300,000	293,725
Philip Morris International, Inc., 1.50%, 05/01/2025	300,000	290,447
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	300,000	296,166
UnitedHealth Group, Inc.
5.15%, 10/15/2025	300,000	299,672
3.70%, 12/15/2025	400,000	391,715
3.10%, 03/15/2026	350,000	338,684
		3,074,394
ENERGY - 0.7%
BP Capital Markets America, Inc.
3.80%, 09/21/2025	250,000	245,743
3.12%, 05/04/2026	300,000	288,841
Chevron Corp., 1.55%, 05/11/2025	300,000	290,473
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	300,000	296,380
Exxon Mobil Corp., 2.99%, 03/19/2025	300,000	295,066
Phillips 66, 3.85%, 04/09/2025	300,000	296,104
		1,712,607
FINANCIALS - 58.1%(a)
Aflac, Inc., 1.13%, 03/15/2026	300,000	280,206
Ameriprise Financial, Inc., 3.00%, 04/02/2025	300,000	294,230
AvalonBay Communities, Inc.
3.50%, 11/15/2024	300,000	297,647
3.50%, 11/15/2025	300,000	293,073
Bank of America Corp.
6.36% (3 mo. Term SOFR + 1.03%), 02/05/2026	5,178,000	5,193,797
6.68% (SOFR + 1.33%), 04/02/2026	3,669,000	3,693,298
Bank of America NA, 6.39% (SOFR + 1.02%), 08/18/2026	3,400,000	3,434,417
Bank of Montreal
5.67% (SOFR + 0.32%), 07/09/2024	2,600,000	2,600,065
6.08% (SOFR + 0.71%), 12/12/2024	4,000,000	4,006,998
5.82% (SOFR + 0.47%), 01/10/2025	1,971,000	1,972,821
6.43% (SOFR + 1.06%), 06/07/2025	2,000,000	2,010,584
6.33% (SOFR + 0.95%), 09/25/2025	1,680,000	1,691,088
Bank of New York Mellon, 5.82% (SOFR + 0.45%), 03/13/2026	4,000,000	4,002,737
Bank of New York Mellon Corp.
5.56% (SOFR + 0.20%), 10/25/2024	3,735,000	3,732,716
5.98% (SOFR + 0.62%), 04/25/2025	4,452,000	4,466,500
Bank of Nova Scotia, 5.81% (SOFR + 0.46%), 01/10/2025	1,850,000	1,851,670
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	300,000	290,551
Canadian Imperial Bank of Commerce
5.78% (SOFR + 0.42%), 10/18/2024	6,010,000	6,012,792
6.29% (SOFR + 0.94%), 04/07/2025	3,834,000	3,850,234
6.57% (SOFR + 1.22%), 10/02/2026	2,500,000	2,528,887
Citibank NA, 5.95% (SOFR + 0.59%), 04/30/2026	400,000	400,527
Citigroup, Inc.
6.05% (SOFR + 0.69%), 01/25/2026	2,585,000	2,587,804
6.90% (SOFR + 1.53%), 03/17/2026	9,300,000	9,375,079
ERP Operating LP, 3.38%, 06/01/2025	300,000	294,146
Goldman Sachs Group, Inc.
5.87% (SOFR + 0.50%), 09/10/2024	1,200,000	1,200,267
5.88% (SOFR + 0.51%), 09/10/2024	2,500,000	2,500,046
5.84% (SOFR + 0.49%), 10/21/2024	600,000	600,090
5.85% (SOFR + 0.49%), 10/21/2024	6,050,000	6,051,456
6.16% (SOFR + 0.79%), 12/09/2026	2,000,000	2,002,594
HSBC Holdings PLC
6.80% (SOFR + 1.43%), 03/10/2026	4,347,000	4,374,820
6.98% (3 mo. Term SOFR + 1.64%), 09/12/2026	4,000,000	4,044,677
Loews Corp., 3.75%, 04/01/2026	400,000	390,135
Marsh & McLennan Cos., Inc.
3.50%, 03/10/2025	300,000	295,801
3.75%, 03/14/2026	300,000	293,024
MetLife, Inc.
3.00%, 03/01/2025	100,000	98,315
3.60%, 11/13/2025	125,000	122,269
Mid-America Apartments LP, 4.00%, 11/15/2025	300,000	294,422
Mitsubishi UFJ Financial Group, Inc.
7.01% (SOFR + 1.65%), 07/18/2025	5,240,000	5,243,304
6.76% (SOFR + 1.39%), 09/12/2025	3,820,000	3,828,628
Mizuho Financial Group, Inc., 6.33% (SOFR + 0.96%), 05/22/2026	4,500,000	4,519,633
Morgan Stanley
5.87% (SOFR + 0.51%), 01/22/2025	4,995,000	4,997,868
6.32% (SOFR + 0.95%), 02/18/2026	1,100,000	1,104,212
Morgan Stanley Bank NA, 6.14% (SOFR + 0.78%), 07/16/2025	6,065,000	6,094,248
Principal Financial Group, Inc., 3.40%, 05/15/2025	300,000	294,429
Prologis LP
3.25%, 06/30/2026	300,000	289,299
2.13%, 04/15/2027	300,000	277,138
Prudential Financial, Inc., 1.50%, 03/10/2026	400,000	376,349
Public Storage Operating Co., 0.88%, 02/15/2026	300,000	279,992
Realty Income Corp.
3.88%, 07/15/2024	296,000	295,789
3.88%, 04/15/2025	150,000	147,992
0.75%, 03/15/2026	400,000	369,719
4.13%, 10/15/2026	300,000	292,465
Royal Bank of Canada
5.72% (SOFR + 0.36%), 07/29/2024	3,200,000	3,200,486
5.69% (SOFR + 0.34%), 10/07/2024	7,461,000	7,463,289
5.80% (SOFR + 0.44%), 01/21/2025	1,000,000	999,595
6.20% (SOFR + 0.84%), 04/14/2025	1,000,000	1,004,001
Simon Property Group LP
2.00%, 09/13/2024	350,000	347,388
3.38%, 10/01/2024	500,000	496,870
3.50%, 09/01/2025	100,000	97,892
3.30%, 01/15/2026	400,000	387,814
Societe Generale SA, 6.41% (SOFR + 1.05%), 01/21/2026 (b)	2,000,000	2,001,909
Sumitomo Mitsui Financial Group, Inc., 6.78% (SOFR + 1.43%), 01/13/2026	1,400,000	1,421,700
Wells Fargo & Co., 6.68% (SOFR + 1.32%), 04/25/2026	3,000,000	3,023,315
Wells Fargo Bank NA
6.16% (SOFR + 0.80%), 08/01/2025	4,000,000	4,019,027
6.07% (SOFR + 0.71%), 01/15/2026	4,900,000	4,920,295
		145,224,429
INDUSTRIALS - 0.8%
Boeing Co.
2.85%, 10/30/2024	100,000	98,893
2.50%, 03/01/2025	100,000	97,610
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025	100,000	98,290
7.00%, 12/15/2025	215,000	220,616
Caterpillar Financial Services Corp.
2.15%, 11/08/2024	300,000	296,455
0.80%, 11/13/2025	300,000	282,952
John Deere Capital Corp.
4.05%, 09/08/2025	300,000	295,976
0.70%, 01/15/2026	300,000	280,574
5.05%, 03/03/2026	300,000	300,138
		1,971,504
TECHNOLOGY - 0.3%
Apple, Inc., 3.20%, 05/13/2025	150,000	147,470
International Business Machines Corp., 7.00%, 10/30/2025	150,000	153,361
Intuit, Inc., 0.95%, 07/15/2025	300,000	286,761
Lam Research Corp., 3.75%, 03/15/2026	300,000	293,003
		880,595
UTILITIES - 1.5%
Arizona Public Service Co., 3.15%, 05/15/2025	300,000	293,875
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	200,000	197,567
Commonwealth Edison Co., 3.10%, 11/01/2024	300,000	298,476
Duke Energy Progress LLC, 3.25%, 08/15/2025	100,000	97,842
Georgia Power Co., 3.25%, 04/01/2026	300,000	290,147
Louisville Gas and Electric Co., 3.30%, 10/01/2025	150,000	146,217
MidAmerican Energy Co., 3.50%, 10/15/2024	300,000	298,079
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	300,000	293,438
4.45%, 03/13/2026	300,000	295,988
PECO Energy Co., 3.15%, 10/15/2025	428,000	417,073
Public Service Electric and Gas Co.
3.00%, 05/15/2025	175,000	171,561
0.95%, 03/15/2026	300,000	279,976
Virginia Electric and Power Co., 3.15%, 01/15/2026	300,000	290,595
Wisconsin Electric Power Co., 2.05%, 12/15/2024	350,000	344,310
		3,715,144
TOTAL CORPORATE BONDS (Cost $158,845,572)		158,895,351

U.S. TREASURY OBLIGATIONS - 8.6%	Par	Value
United States Treasury Note/Bond
0.38%, 07/15/2024	1,500,000	1,497,125
1.25%, 08/31/2024	1,500,000	1,489,539
0.38%, 09/15/2024	1,500,000	1,484,781
1.50%, 10/31/2024	1,500,000	1,480,766
1.50%, 11/30/2024	1,300,000	1,279,637
1.75%, 12/31/2024	400,000	392,978
2.25%, 12/31/2024	500,000	492,502
1.38%, 01/31/2025	575,000	562,135
2.00%, 02/15/2025	500,000	489,795
0.50%, 03/31/2025	600,000	579,449
0.38%, 04/30/2025	400,000	384,488
2.13%, 05/15/2025	800,000	779,314
0.25%, 05/31/2025	600,000	573,758
0.25%, 06/30/2025	1,000,000	953,142
2.75%, 06/30/2025	500,000	488,585
2.88%, 07/31/2025	500,000	488,535
2.00%, 08/15/2025	800,000	773,609
2.75%, 08/31/2025	500,000	487,119
2.25%, 11/15/2025	820,000	790,820
4.50%, 11/15/2025	400,000	397,625
0.38%, 01/31/2026	1,700,000	1,584,553
2.63%, 01/31/2026	200,000	193,188
6.00%, 02/15/2026	1,900,000	1,938,223
0.75%, 04/30/2026	1,000,000	930,234
0.75%, 05/31/2026	1,000,000	927,500
TOTAL U.S. TREASURY SECURITIES (Cost $21,817,386)		21,439,400

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%	Par	Value
Federal Home Loan Mortgage Corporation REMICS
Series 2091, Class PG, 6.00%, 11/15/2028	81,755	81,859
Series 2097, Class PZ, 6.00%, 11/15/2028	53,031	53,010
Series 2526, Class FI, 6.45% (30 day avg SOFR US + 1.11%), 02/15/2032	15,643	15,772
Series 2682, Class LD, 4.50%, 10/15/2033	18,338	18,000
Series 2759, Class TC, 4.50%, 03/15/2034	94,884	92,090
Series 2933, Class HD, 5.50%, 02/15/2035	1,993	2,008
Series 2989, Class TG, 5.00%, 06/15/2025	444	442
Series 3002, Class YD, 4.50%, 07/15/2025	4,139	4,107
Series 3775, Class EM, 3.50%, 11/15/2025	3,493	3,433
Series 3786, Class NA, 4.50%, 07/15/2040	8,720	8,574
Series 3970, Class HB, 3.00%, 12/15/2026	55,782	54,305
Series 4002, Class LB, 2.00%, 09/15/2041	43,637	40,306
Series 4020, Class PA, 2.75%, 03/15/2027	6,993	6,826
Series 4045, Class HC, 2.00%, 07/15/2041	731	725
Series 4171, Class NG, 2.00%, 06/15/2042	66,961	59,538
Series 4203, Class DM, 3.00%, 04/15/2033	34,092	32,800
Series 4266, Class BG, 2.50%, 04/15/2026	10,519	10,236
Series 4309, Class JD, 2.00%, 10/15/2043	10,594	9,553
Series 4311, Class TD, 2.50%, 02/15/2029	38,778	37,531
Series 4363, Class EJ, 4.00%, 05/15/2033	62,557	61,375
Series 4417, Class EG, 2.50%, 01/15/2040	22,553	22,378
Series 4453, Class DA, 3.50%, 11/15/2033	25,710	25,255
Series 4472, Class MA, 3.00%, 05/15/2045	255,409	232,887
Series 4716, Class PA, 3.00%, 07/15/2044	55,976	54,172
Series 4949, Class PM, 2.50%, 02/25/2050	146,769	120,507
		1,047,689
Federal National Mortgage Association REMICS
Series 2002-56, Class PE, 6.00%, 09/25/2032	44,330	45,267
Series 2003-127, Class EG, 6.00%, 12/25/2033	55,280	56,408
Series 2005-40, Class YG, 5.00%, 05/25/2025	722	717
Series 2005-48, Class AU, 5.50%, 06/25/2035	22,176	22,323
Series 2005-64, Class PL, 5.50%, 07/25/2035	5,552	5,596
Series 2005-68, Class PG, 5.50%, 08/25/2035	5,932	5,981
Series 2005-83, Class LA, 5.50%, 10/25/2035	2,664	2,682
Series 2007-27, Class MQ, 5.50%, 04/25/2027	891	885
Series 2010-123, Class BP, 4.50%, 11/25/2040	54,302	53,166
Series 2011-110, Class CY, 3.50%, 11/25/2026	66,275	64,900
Series 2011-146, Class LX, 3.50%, 10/25/2040	81,626	79,704
Series 2011-9, Class LH, 3.50%, 01/25/2039	2,258	2,249
Series 2012-101, Class AB, 1.50%, 06/25/2027	9,514	9,319
Series 2012-102, Class HA, 2.00%, 02/25/2042	43,088	39,525
Series 2012-134, Class VP, 3.00%, 10/25/2042	40,400	39,566
Series 2012-139, Class JA, 3.50%, 12/25/2042	153,737	142,050
Series 2012-148, Class BQ, 1.25%, 01/25/2028	31,917	30,482
Series 2012-38, Class PA, 2.00%, 09/25/2041	18,277	16,765
Series 2012-66, Class HE, 1.50%, 06/25/2027	5,243	5,055
Series 2012-90, Class DA, 1.50%, 03/25/2042	22,846	20,298
Series 2013-124, Class BD, 2.50%, 12/25/2028	7,316	7,157
Series 2013-14, Class QD, 1.50%, 03/25/2043	25,402	20,899
Series 2013-18, Class PA, 2.00%, 11/25/2041	60,242	56,087
Series 2013-6, Class LD, 2.00%, 02/25/2043	31,095	26,481
Series 2013-72, Class HG, 3.00%, 04/25/2033	84,948	81,094
Series 2014-19, Class HA, 2.00%, 06/25/2040	14,123	13,403
Series 2014-8, Class DA, 4.00%, 03/25/2029	11,216	11,037
Series 2016-105, Class PA, 3.50%, 04/25/2045	139,407	133,465
Series 2016-60, Class Q, 1.75%, 09/25/2046	60,139	52,988
Series 2016-8, Class PC, 2.50%, 10/25/2044	150,037	140,526
Series 2017-77, Class BA, 2.00%, 10/25/2047	52,490	46,320
Series 2019-33, Class N, 3.00%, 03/25/2048	323,766	296,045
		1,528,440
Government National Mortgage Association REMICS
Series 2007-11, Class PE, 5.50%, 03/20/2037	21,028	21,094
Series 2009-10, Class DE, 5.00%, 04/16/2038	15,768	15,711
Series 2010-112, Class NG, 2.25%, 09/16/2040	54,719	49,265
Series 2012-106, Class MA, 2.00%, 11/20/2041	66,258	59,958
Series 2012-48, Class MA, 2.50%, 04/16/2042	39,999	35,600
Series 2013-56, Class AP, 2.00%, 11/16/2041	57,311	50,898
Series 2013-64, Class LP, 1.50%, 08/20/2041	91,948	82,696
Series 2013-88, Class WA, 4.49%, 06/20/2030 (c)	1,122	1,113
		316,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,089,526)		2,892,464

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	2,356	2,324
Pool C91281, 4.50%, 12/01/2029	5,162	5,088
Pool C91295, 4.50%, 04/01/2030	2,862	2,820
Pool J14494, 4.00%, 02/01/2026	2,123	2,097
Pool J15974, 4.00%, 06/01/2026	886	873
Pool J17508, 3.00%, 12/01/2026	11,624	11,325
Pool ZT1361, 3.00%, 05/01/2047	200,674	175,738
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	20,983	20,171
		220,436
Federal National Mortgage Association
Pool 256045, 5.00%, 12/01/2025	1,483	1,474
Pool 257204, 5.50%, 05/01/2028	3,181	3,182
Pool AC3237, 5.00%, 10/01/2039	16,932	16,750
Pool AD0249, 5.50%, 04/01/2037	7,238	7,263
Pool BL5531, 2.33%, 01/01/2027	600,000	563,587
Pool BP3785, 2.00%, 03/01/2036	297,427	263,114
Pool BP6567, 3.00%, 08/01/2040	133,852	118,689
Pool FM2014, 3.00%, 11/01/2049	198,254	171,972
Pool FM5719, 3.00%, 06/01/2046	286,343	252,701
Pool MA0142, 4.00%, 08/01/2029	3,714	3,623
Pool MA0919, 3.50%, 12/01/2031	167,805	160,770
		1,563,125
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,981,586)		1,783,561

SHORT-TERM INVESTMENTS - 25.4%
Money Market Funds - 22.4%	Shares
First American Government Obligations Fund - Class X, 5.23% (d)	56,149,993	56,149,993
U.S. Treasury Bills - 3.0%	Par
5.22%, 08/22/2024 (e)	1,500,000	1,488,692
5.25%, 09/05/2024 (e)	1,500,000	1,485,682
5.25%, 10/03/2024 (e)	1,500,000	1,479,751
5.29%, 11/07/2024 (e)	1,500,000	1,472,238
5.30%, 11/14/2024 (e)	1,500,000	1,470,801
		7,397,164
TOTAL SHORT-TERM INVESTMENTS (Cost $63,547,663)		63,547,157
TOTAL INVESTMENTS - 99.4% (Cost $249,281,733)		248,557,933
Other Assets in Excess of Liabilities - 0.6%		1,564,742
		$250,122,675
Percentages are stated as a percent of net assets.

PLC - Public Limited Company REMICS - Real Estate Mortgage Investment Conduits
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.
As of June 30, 2024, the value of these securities total $2,001,909 or 0.8% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.
(e)	The rate shown is the effective yield as of June 30, 2024.

Summary of Fair Value Measurements at June 30, 2024 (Unaudited)

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$158,895,351	$–	$158,895,351
U.S. Treasury Obligations	–	21,439,400	–	21,439,400
Collateralized Mortgage Obligations	–	2,892,464	–	2,892,464
U.S. Government Agency Obligations	–	1,783,561	–	1,783,561
Money Market Funds	56,149,993	–	–	56,149,993
U.S. Treasury Bills	–	7,397,164	–	7,397,164
Total Investments	$56,149,993	$192,407,940	$–	$248,557,933

Refer to the Schedule of Investments for further disaggregation of investment categories.